Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.	Commitments and Contingencies
(a)	Operating lease commitments

The Group leases office facilities under operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases, and the terms of the leases do not contain rent escalation, contingent rent, renewal, or purchase options.

There are no restrictions placed upon the Group by entering into these leases. Total expenses under these operating leases were $285,742, $916,612 and $1,494,456 for the years ended December 31, 2016, 2017 and 2018, respectively.

Future minimum lease payments under operating lease agreements at December 31, 2018 were as follows:

Year ended December 31,
$
2019	2,168,770
2020	1,007,476
2021	164,418
2022 and thereafter	—
Total lease commitment	3,340,664

(b)	Purchase commitments

As of December 31, 2018, the Group’s commitments related to purchase of property and equipment contracted but not yet reflected in the consolidated financial statement was $1,454,796 which is expected to be incurred within one year.

(c)	Contingencies

The Group is a party to or assignee of license and collaboration agreements that may require it to make future payments relating to milestone fees and royalties on future sales of licensed products (Note 16).